Restructuring Activities (Tables)	9 Months Ended
Sep. 30, 2023
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs [Table Text Block]
The following table summarizes the Company’s restructuring liability that is included in accrued expenses and other current liabilities in the accompanying condensed balance sheet:

Nine Months Ended September 30, 2023
Accrued employee termination benefits beginning balance	$—
Employee termination benefits charges incurred during the period	7,883
Amounts paid or otherwise settled during the period	(4,900)

Accrued employee termination benefits as of September 30, 2023	$2,983